Taxation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Geographical areas
Income tax	R 5,783	R 10,156	R 12,925
Deferred tax	(1,227)	(417)
Total tax expense	4,556	9,739	5,181
South Africa
Geographical areas
Normal tax	3,759	8,128	10,271
current year	4,389	8,212	10,671
prior years	(630)	(84)	(400)
Deferred tax	(336)	709	(4,721)
current year	(152)	570	(5,687)
prior years	(184)	139	966
Foreign Countries
Geographical areas
Normal tax	2,024	2,028	2,654
current year	2,055	2,045	2,507
global minimum top-up tax	19
prior years	(50)	(17)	147
Deferred tax	(891)	(1,126)	(3,023)
current year	(496)	(1,031)	(2,845)
prior years	(51)	(102)	(172)
tax rate change	(344)	R 7	R (6)
Italy
Geographical areas
Deferred tax arising from non-recoverability of deferred tax asset	R 1,600